Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2022 USD ($)
Unfunded partnership investment commitment
Other Commitments [Line Items]
Unfunded commitments	$ 1,398
Unfunded loan and debt securities commitments
Other Commitments [Line Items]
Unfunded commitments	$ 1,169